Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities

Note 13—Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following at December 31:

	2010	2009
Accrued property taxes	$916	$792
Accrued employee compensation	987	858
Accrued interest	249	193
Unfavorable lease obligation, current portion	1,129	1,829
Other	268	525

Total	$3,549	$4,197

Other noncurrent liabilities consist of the following at December 31:

	2010	2009
Fair value of interest rate swap	$612	$1,031
Liability for unrecognized tax benefits	1,500	1,500
Deferred grant revenue	745	—
Straight-line lease liability	2,524	—
Deferred credit related to investment in Blackhawk	—	7,484

Total	$5,381	$10,015

As a result of the merger with Blackhawk on February 26, 2010, the Company recognized a deferred tax asset and an associated deferred credit related to excess taxable basis over book basis on its investment in Blackhawk. The Company reflected the related amounts on its consolidated balance sheet as of December 31, 2009 as the acquisition represented a recognizable subsequent event that will reverse in the foreseeable future. The deferred credit was reversed through retained earnings (accumulated deficit) on January 1, 2010 upon adoption of ASU 2009-17 resulting in the deconsolidation of Blackhawk.

In connection with the acquisition of U.S. Biodiesel Group on June 26, 2008, the Company assumed a ground lease associated with its terminal facility in Houston, Texas. The terms of the lease require the Company to pay above market rentals through the remainder of the lease term expiring in 2021. The Company has recorded an intangible liability for this arrangement that will be amortized as an adjustment to lease expense over the remaining lease term.

The unfavorable lease obligation consists of the following:

	2010	2009
Unfavorable lease obligation	$13,612	$13,612
Accumulated amortization	(1,190)	—

Total unfavorable lease obligation	12,422	13,612
Current portion	(1,129)	(1,829)

	$11,293	$11,783

The unfavorable lease obligation is amortized over the contractual period the Company is required to make rental payments under the lease.

An amortization benefit of $1,190 and $0 for the years ended December 31, 2010 and 2009, respectively, for noncurrent liabilities is included in the cost of biodiesel sales.

Estimated amortization benefit for the fiscal years ending December 31 is as follows:

2011	$1,129
2012	1,129
2013	1,129
2014	1,129
2015	1,129
Thereafter	6,777

$12,422

On May 1, 2010, the Company amended its lease of a terminal facility in Houston, Texas. The amended agreement is through December 2021 and changes the monthly lease payment. For the year ending December 31, 2010, the fixed payment is reduced from $515 to $165. For the year ending December 31, 2011, the fixed monthly lease payment will increase on a quarterly basis throughout the year resulting in monthly lease payments of $215, $275, $350 and $450. From January 1, 2012, and continuing thereafter, the monthly lease payment will be $515, subject to escalation, on an annual basis, utilizing the producer price index. Due to the scheduled increase in lease payments over the life of the lease, the Company is recording a straight-line lease liability related to the monthly payments pursuant to ASC Topic 840, Leases. The straight-line lease liability is recorded in other liabilities on the consolidated balance sheet.